Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W. Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com
Eric S. Purple Partner epurple@stradley.com 202.507.5154

February 5, 2021

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	DGI Investment Trust
Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for DGI Investment Trust (the “Trust”), a trust newly organized under the laws of the Territory of Puerto Rico.  A notification of 1940 Act registration on Form N-8A has been separately filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in one series, the DGI Balanced Fund (the “Fund”).  Initially, the Fund intends to offer one class of shares.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Dave Roeber at (856) 321-2411.

Sincerely, /s/ Eric S. Purple Eric S. Purple, Esquire

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